Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Loss	$ (3,309)	$ (3,648)
Other comprehensive income (loss):
Foreign currency translation adjustments	402	(1,115)
Comprehensive loss	$ (2,907)	$ (4,763)